Annual Total Returns[BarChart] - Equity Income Portfolio - Equity Income Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.27%	13.40%	30.04%	11.41%	0.85%	15.07%	18.25%	(5.96%)	24.43%	3.25%